Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized (in Shares)	300,000	300,000
Preferred stock, shares issued (in Shares)	17,000	33,000
Preferred stock; shares outstanding	17,000	33,000
Common stock,par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized (in Shares)	20,000,000	20,000,000
Common stock, shares issued (in Shares)	8,001,903	7,892,486
Common stock, shares outstanding (in Shares)	8,001,903	7,892,486